Changes in Accounting Policies and Disclosures - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Statement of financial position [line items]
Revenue	¥ 115,278	¥ 102,475	¥ 98,904
Stand alone selling price approach [member]
Statement of financial position [line items]
Retained profit	146
Revenue	113
Increase (decrease) due to application of IFRS 15 [member]
Statement of financial position [line items]
Retained profit	591			¥ 383
Increase (decrease) due to application of IFRS 15 [member] | Stand alone selling price approach [member]
Statement of financial position [line items]
Retained profit				33
Increase (decrease) due to application of IFRS 15 [member] | Passenger ticket breakage [member]
Statement of financial position [line items]
Retained profit	687			509
Revenue	178
Increase (decrease) due to application of IFRS 15 [member] | Change fees [member]
Statement of financial position [line items]
Retained profit	(44)			31
Revenue	(13)
Adoption of IFRS 15 [Member]
Statement of financial position [line items]
Retained profit	16,496
Adoption of IFRS 15 [Member] | Sales In Advance Of Carriage [member]
Statement of financial position [line items]
Reclassification to contract liabilities	8,559			7,043
Adoption of IFRS 15 [Member] | Other payables and accruals [member]
Statement of financial position [line items]
Reclassification to contract liabilities	825			1,210
Adoption of IFRS 15 [Member] | Other long term liabilities [member]
Statement of financial position [line items]
Reclassification to contract liabilities	¥ 1,801			¥ 1,525